Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents		$ 393,294	¥ 2,704,091	¥ 1,906,753
Restricted cash		364	2,500
Short-term investments (including short-term investments measured at fair value of RMB95,345 and RMB438,077 as of December 31, 2017 and 2018, respectively)		65,519	450,477	160,345
Accounts receivable, net of allowance for doubtful accounts of nil as of December 31, 2017 and December 31, 2018		41,078	282,431	175,518
Amounts due from related parties		83,223	572,201	515,454
Loan receivables, net of allowance for loan losses of RMB3,244 and RMB2,556 as of December 31, 2017 and December 31, 2018, respectively		90,207	620,219	765,398
Loan receivables from factoring business		2,748	18,893	256,944
Other current assets		65,925	453,269	255,680
Total current assets		742,358	5,104,081	4,036,092
Long-term investments (including long-term investments measured at fair value of RMB482,006 and RMB609,151, as of December 31, 2017 and 2018, respectively)		149,090	1,025,065	988,266
Investment in affiliates		200,001	1,375,110	968,622
Property and equipment, net		50,419	346,653	303,349
Deferred tax assets		16,491	113,384	72,654
Other non-current assets		7,266	49,971	125,871
Total Assets		1,165,625	8,014,264	6,494,854
Current liabilities: (including amounts of the consolidated VIEs without recourse to Noah Holdings Ltd. See Note 2(b))
Accrued payroll and welfare expenses		97,622	671,200	622,494
Income tax payable		7,897	54,296	18,360
Deferred revenues		20,788	142,925	201,254
Loan payables from factoring business				3,857
Other current liabilities		105,105	722,652	489,389
Convertible notes				487,973
Total current liabilities		231,412	1,591,073	1,823,327
Deferred tax liabilities		9,758	67,092	50,121
Other non-current liabilities		5,195	35,718	113,660
Convertible notes		21,090	145,004
Total Liabilities		267,455	1,838,887	1,987,108
Commitments and Contingencies (Note 20)
Shareholders' equity:
Treasury stock (140,479 ordinary shares as of December 31, 2017 and 2018)		(5,857)	(40,267)	(40,267)
Additional paid-in capital		275,698	1,895,564	1,372,838
Retained earnings		573,937	3,946,107	2,883,169
Accumulated other comprehensive income		5,265	36,195	213,424
Total Noah Holdings Limited shareholders' equity		849,057	5,837,700	4,429,260
Non-controlling interests		49,113	337,677	78,486
Total Shareholders' Equity		898,170	6,175,377	4,507,746
Total Liabilities and Equity		1,165,625	8,014,264	6,494,854
Class A
Shareholders' equity:
Ordinary shares		10	73	67
Total Shareholders' Equity	[1]		73	67
Class B
Shareholders' equity:
Ordinary shares		$ 4	28	29
Total Shareholders' Equity			¥ 28	¥ 29

[1]	The amount less than RMB 1 is rounded to zero.